4. Loan Servicing (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan Servicing Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 195,860,406	$ 193,751,501
Net gain realized on the sale of loans	$ 460,505	$ 778,203